Leases (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Amortization of ROU asset			$ 281	$ 131	$ 286
Interest expenses on lease liability	$ 81	$ 0	$ 137	$ 1	$ 9